UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT RD.
         STAMDFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP
Phone:     (203) 358-8000

Signature, Place, and Date of Signing:

      /S/ DONALD T. NETTER     STAMFORD, CT     November 14, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $100,437 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-11256                      DONALD T. NETTER

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGELICA CORP                  COM              034663104     2542   142400 SH       DEFINED 01             142400        0        0
ARGOSY GAMING CO               COM              040228108     5599   119120 SH       DEFINED 01             119120        0        0
ARTESYN TECHNOLOGIES INC       COM              043127109     5100   548337 SH       DEFINED 01             548337        0        0
BROOKS AUTOMATION INC          COM              114340102      408    30600 SH       DEFINED 01              30600        0        0
CHAMPS ENTMT INC DEL           COM              158787101      346    50000 SH       DEFINED 01              50000        0        0
CHECKERS DRIVE-IN RESTAURANT   COM NEW          162809305     3230   211384 SH       DEFINED 01             211384        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     1687    50100 SH       DEFINED 01              50100        0        0
EMERSON RADIO CORP             COM NEW          291087203      285    81300 SH       DEFINED 01              81300        0        0
GILLETTE CO                    COM              375766102    15106   260590 SH       DEFINED 01             260590        0        0
GOLD BANC CORP INC             COM              379907108    14677   985049 SH       DEFINED 01             985049        0        0
HOLLINGER INTL INC             CL A             435569108     2872   293041 SH       DEFINED 01             293041        0        0
I-MANY INC                     COM              44973Q103     1330  1000000 SH       DEFINED 01            1000000        0        0
INFOUSA INC NEW                COM              456818301     7367   693687 SH       DEFINED 01             693687        0        0
JOHNSON OUTDOORS INC           CL A             479167108     2884   173115 SH       DEFINED 01             173115        0        0
KATY INDS INC                  COM              486026107      289   123140 SH       DEFINED 01             123140        0        0
MASSEY ENERGY CORP             COM              576206106     7022   137500 SH       DEFINED 01             137500        0        0
MORGAN STANLEY                 COM NEW          617446448     2109    39100 SH       DEFINED 01              39100        0        0
NEIMAN MARCUS GROUP INC        CL B             640204301     2157    21608 SH       DEFINED 01              21608        0        0
OFFICEMAX INC DEL              COM              67622P101     3167   100000 SH       DEFINED 01             100000        0        0
PENN ENGR & MFG CORP           COM NON VTG      707389300     6624   354600 SH       DEFINED 01             354600        0        0
PENN ENGR & MFG CORP           CL A             707389102      489    26160 SH       DEFINED 01              26160        0        0
PETROKAZAKHSTAN INC            COM              71649P102     1290    23700 SH       DEFINED 01              23700        0        0
PMA CAP CORP                   CL A             693419202     1733   197333 SH       DEFINED 01             197333        0        0
SPRINT NEXTEL CORP             COM FON          852061100     3567   150000 SH       DEFINED 01             150000        0        0
SYMANTEC CORP                  COM              871503108      739    32592 SH       DEFINED 01              32592        0        0
SYNAGRO TECHNOLOGIES INC       COM NEW          871562203      480   102100 SH       DEFINED 01             102100        0        0
WALTER INDS INC                COM              93317Q105     7338   150000 SH       DEFINED 01             150000        0        0